Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2018
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Cash and Cash Equivalents
5.	Cash and Cash Equivalents

Restricted cash and cash equivalents as at December 31, 2017 and 2018, are as follows:

(In millions of Korean won)	Type	December 31, 2017	December 31, 2018	Description
Restricted cash and cash equivalents	Restricted deposit	￦16,837	￦23,970	Deposit restricted for governmental project and others

Cash and cash equivalents in the statement of financial position equal to cash and cash equivalents in the statement of cash flows.